Revenues - Schedule of Changes in the Contract Liabilities Balances (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in the Contract Liabilities Balances [Abstract]
Balance as of beginning of the year	¥ 13,773,974	¥ 6,293,066	¥ 2,069,565
Revenues recognized from opening balance of contract liabilities	(13,773,974)	(6,293,066)	(2,069,565)
Increase due to business acquisition		2,678,134
Increase due to cash received	57,294,497	63,653,408	35,789,984
Revenues recognized from cash received during the year	(44,917,326)	(52,557,568)	(29,496,918)
Balance as of end of the year	¥ 12,377,171	¥ 13,773,974	¥ 6,293,066